Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases
10.	Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)
The components of lease expenses were as follows:

Six months ended June 30, 2019
Lease cost:
Amortization of right-of-use assets	15,667,643
Interest of lease liabilities	1,323,072
Expenses for short-term leases within 12 months	105,817

Total lease cost	17,096,532

(b) Supplemental cash flow information related to leases was as follows:

Six months ended June 30, 2019
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	17,220,336
Right-of-use assets obtained in exchange for lease obligations:	39,560,604
(c) Supplemental balance sheet information related to leases was as follows:

Six months ended June 30, 2019
Operating leases
Operating lease right-of-use assets	64,171,819

Operating lease liabilities, current	(32,117,473)
Operating lease liabilities, non-current	(26,586,966)

Total operating lease liabilities	(58,704,439)

As of June 30, 2019
Weighted-average remaining lease term
Operating leases	2.2 years
Weighted-average discount rate
Operating leases	5.7%

(d) Maturities of lease liabilities were as follows:

As of June 30, 2019
Remainder of 2019	18,146,111
2020	28,519,929
2021	13,759,180
2022	2,574,821

Total undiscounted lease payments	63,000,041
Less: imputed interest	(4,295,602)

Total lease liabilities	58,704,439

(e) Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2018
2019	35,453,783
2020	21,057,299
2021	3,180,192
2022 and thereafter	—

59,691,274